Financial Risk Management (Details) - Schedule of remaining contractual maturity for its non-derivative financial liabilities based on the agreed repayment terms - AUD ($)	Dec. 31, 2022	Dec. 31, 2021
Carrying amount [Member]
Financial Risk Management (Details) - Schedule of remaining contractual maturity for its non-derivative financial liabilities based on the agreed repayment terms [Line Items]
Trade deposits received	$ 1,020,599
Warrant liability	3,566,433
Convertible promissory note	7,554,633	$ 4,311,416
Total	12,141,665	8,813,038
Trade and other liabilities		2,424,717
Amounts due to related companies		247,406
Lease liability		1,829,499
Total contractual undiscounted cash flow [Member]
Financial Risk Management (Details) - Schedule of remaining contractual maturity for its non-derivative financial liabilities based on the agreed repayment terms [Line Items]
Trade deposits received	1,020,599
Warrant liability	3,566,433
Convertible promissory note	7,554,633	4,311,416
Total	12,141,665	8,813,038
Trade and other liabilities		2,424,717
Amounts due to related companies		247,406
Lease liability		1,829,499
0 - 30 days or on demand [Member]
Financial Risk Management (Details) - Schedule of remaining contractual maturity for its non-derivative financial liabilities based on the agreed repayment terms [Line Items]
Trade deposits received	1,020,599
Warrant liability	3,566,433
Convertible promissory note	7,554,633	4,311,416
Total	12,141,665	6,983,539
Trade and other liabilities		2,424,717
Amounts due to related companies		247,406
Lease liability
31 - 90 days [Member]
Financial Risk Management (Details) - Schedule of remaining contractual maturity for its non-derivative financial liabilities based on the agreed repayment terms [Line Items]
Trade deposits received
Warrant liability
Convertible promissory note
Total
Trade and other liabilities
Amounts due to related companies
Lease liability
91 - 365 Days [Member]
Financial Risk Management (Details) - Schedule of remaining contractual maturity for its non-derivative financial liabilities based on the agreed repayment terms [Line Items]
Trade deposits received
Warrant liability
Convertible promissory note
Total		425,567
Trade and other liabilities
Amounts due to related companies
Lease liability		425,567
Over 1 year [Member]
Financial Risk Management (Details) - Schedule of remaining contractual maturity for its non-derivative financial liabilities based on the agreed repayment terms [Line Items]
Trade deposits received
Warrant liability
Convertible promissory note
Total		1,403,932
Trade and other liabilities
Amounts due to related companies
Lease liability		$ 1,403,932